Summary of Significant Accounting Policies (Details) - Schedule of estimated fair value of public warrants was determined by public trading price and private placement warrants was determined using a Black Scholes valuation model using Level 3 inputs - $ / shares
	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Oct. 22, 2020
Summary of Significant Accounting Policies (Details) - Schedule of estimated fair value of public warrants was determined using public trading price and private placement warrants was determined using a Black Scholes valuation model using Level 3 inputs
Exercise price (in Dollars per share)			$ 10.00
Stock price (in Dollars per share)	$ 12.00	$ 9.95
Volatility		18.40%
Probability of completing a Business Combination	60.00%	88.30%
Risk-free rate		0.42%
Dividend yield		0.00%
Private Placement Warrants [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated fair value of public warrants was determined using public trading price and private placement warrants was determined using a Black Scholes valuation model using Level 3 inputs
Exercise price (in Dollars per share)	$ 11.50	$ 11.50	$ 11.50
Stock price (in Dollars per share)	$ 10.83	$ 9.95
Volatility	24.40%	18.40%
Probability of completing a Business Combination	88.30%	88.30%
Term	5 years 2 months 1 day	5 years 5 months 1 day
Risk-free rate	0.96%	0.42%
Dividend yield	0.00%	0.00%